Segment Information - Summary of Operating Results of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [abstract]
Fair value adjustments on acquired deferred revenue	$ 10	$ 20